Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Income taxes amount	$ 40,151
Net operating losses carryforward	47,000,000	$ 33,100,000
Net operating losses	$ 7,747,627	5,461,370
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Net operating losses		$ 33,100,000	$ 15,100,000
Minimum [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate	16.50%	16.50%